Segment information (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Information on Reportable Segments

Information on reportable segment for the year ended March 31, 2017 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	133,332	81,980	78,101	68,223	72,069	46,907	38,584	519,196	25,922	9,244	(183)	554,179
Other operating income	—	—	—	—	—	—	—	4,082	—	—	—	4,082
Segment Result	25,721	9,524	15,928	14,485	16,634	6,843	6,125	95,260	(1,680)	(2,326)	(506)	90,748
Unallocated								(951)	—	—	—	(951)

Segment Result Total								98,391	(1,680)	(2,326)	(506)	93,879
Finance expense												(5,942)
Finance and other income												22,419

Profit before tax												110,356
Income tax expense												(25,213)

Profit for the year												85,143

Depreciation, amortization and impairment												23,107

Information on reportable segment for the year ended March 31, 2018 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	144,139	74,136	77,914	67,841	73,947	46,081	33,658	517,716	17,998	10,694	(49)	546,359
Segment Result	24,549	9,624	12,619	8,097	14,680	7,007	3,236	79,812	362	454	319	80,947
Unallocated								3,347	—		—	3,347

Segment Result Total								83,159	362	454	319	84,294
Finance expense												(5,830)
Finance and other income												23,999
Share of net profit of associates accounted for using the equity method												11

Profit before tax												102,474
Income tax expense												(22,390)

Profit for the year												80,084

Depreciation, amortization and impairment												21,124

Information on reportable segment for the year ended March 31, 2019 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	175,262	75,081	89,313	72,830	76,591	46,496	32,680	568,253	12,312	8,544	(49)	589,060
Other operating income	—	—	—	—	—	—	—	4,344	—	—	—	4,344
Segment Result	33,831	8,638	16,828	7,081	15,916	8,327	4,396	95,017	(1,047)	(1,829)	283	92,424
Unallocated								3,142	—		—	3,142

Segment Result Total								102,503	(1,047)	(1,829)	283	99,910
Finance expense												(7,375)
Finance and other income												22,923
Share of net loss of associates accounted for using the equity method												(43)

Profit before tax												115,415
Income tax expense												(25,242)

Profit for the year												90,173

Depreciation, amortization and impairment												19,474

Summary of Revenues from Geographic Segments Based on Domicile of Custo

The Company has four geographic segments: India, Americas, Europe and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2017		2018		2019
India	₹	46,555	₹	43,099	₹	30,999
Americas*		290,719		283,515		325,432
Europe		133,909		138,597		147,074
Rest of the world		82,996		81,148		85,555

	₹	554,179	₹	546,359	₹	589,060